Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2019
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Sep. 21, 2020
Document Effective Date	Sep. 21, 2020
Prospectus Date	May 01, 2020
Entity Inv Company Type	N-1A
Eaton Vance Growth Fund | Class A
Risk/Return:
Amendment Description	EALCX
Eaton Vance Growth Fund | Class C
Risk/Return:
Amendment Description	ECLCX
Eaton Vance Growth Fund | Class I
Risk/Return:
Amendment Description	ELCIX
Eaton Vance Growth Fund | Class R
Risk/Return:
Amendment Description	ELCRX